Loans Receivable And Allowance For Credit Losses (Recorded Investment Of Loans, Past Due) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, 30 to 89 Days Delinquent	$ 27,614	$ 23,317
Financing receivable, 90 or More Days Delinquent or in Foreclosure	19,564	19,528
Financing receivable, Total Delinquent Loans	47,178	42,845
Financing receivable, Current Loans	5,920,512	5,576,338
Financing receivable, Total Recorded Investment	5,967,690	5,619,183
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, 30 to 89 Days Delinquent	18,889	14,902
Financing receivable, 90 or More Days Delinquent or in Foreclosure	9,379	8,602
Financing receivable, Total Delinquent Loans	28,268	23,504
Financing receivable, Current Loans	5,092,581	4,590,194
Financing receivable, Total Recorded Investment	5,120,849	4,613,698
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, 30 to 89 Days Delinquent	7,842	7,788
Financing receivable, 90 or More Days Delinquent or in Foreclosure	9,695	10,530
Financing receivable, Total Delinquent Loans	17,537	18,318
Financing receivable, Current Loans	631,050	771,755
Financing receivable, Total Recorded Investment	648,587	790,073
Multi-Family And Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, Current Loans	57,603	59,562
Financing receivable, Total Recorded Investment	57,603	59,562
Consumer - Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, 30 to 89 Days Delinquent	848	521
Financing receivable, 90 or More Days Delinquent or in Foreclosure	485	369
Financing receivable, Total Delinquent Loans	1,333	890
Financing receivable, Current Loans	133,695	148,431
Financing receivable, Total Recorded Investment	135,028	149,321
Consumer - Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, 30 to 89 Days Delinquent	35	106
Financing receivable, 90 or More Days Delinquent or in Foreclosure	5	27
Financing receivable, Total Delinquent Loans	40	133
Financing receivable, Current Loans	5,583	6,396
Financing receivable, Total Recorded Investment	$ 5,623	$ 6,529